CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Details Narrative)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Concentration Risk [Line Items]
Concentration percentage	62.50%	65.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Concentration Risk [Line Items]
Concentration percentage	21.50%	20.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | First Supplier [Member]
Concentration Risk [Line Items]
Concentration percentage	11.70%	18.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Second Supplier [Member]
Concentration Risk [Line Items]
Concentration percentage	10.70%	14.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Third Supplier [Member]
Concentration Risk [Line Items]
Concentration percentage	10.20%	12.50%